Loans and Borrowings	12 Months Ended
Dec. 31, 2019
Borrowing Costs [Abstract]
Loans and Borrowings
12.	LOANS AND BORROWINGS
12.1.	Breakdown of convertible loan

On October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. The exchange or conversion premium is 30% of the reference share price of €22.77. Annual nominal interest rate is a fixed 3.5% payable semi-annually in arrears. The effective interest rate is 7.2%. The OCEANEs are due October 16, 2022. Redemption prior to maturity is at the option of the Company from November 6, 2020 if the arithmetic volume-weighted average price of the Company's share price and the then-prevailing conversion ratio (over a 20-day trading period) exceeds 150% of the nominal value of the OCEANEs.

As of December 31, 2017, 2018 and 2019, the Group recorded a liability of €155,868, €160,489 and €165,454 respectively, related to the OCEANEs net of the equity portion and debt issue costs. Of this amount, €1,329, €1,312 and €1,312 respectively, was classified as current and €154,539, €159,176 and €164,142 respectively, was classified as non-current.

The conversion of all of the convertible bonds would result in a dilution of 15.6% (expressed as a percentage of share capital at December 31, 2019).

12.	LOANS AND BORROWINGS (continued)
12.2.	Breakdown of other loans and borrowings

Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	3,407	3,229	3,229
Bank loans	3,488	3,964	2,645
Development loans with participation feature		—	—
Renewable credit facility	—	—	—
Obligations under leases	1,890	1,900	12,281
Accrued interests	3	3	1
Other financial loans and borrowings	24	7	7
Bank overdrafts	—	—	—
TOTAL	8,812	9,104	18,165

Other loans and borrowings - Current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	178	—	—
Bank loans	1,209	1,319	1,105
Development loans with participation feature	—	—	—
Renewable credit facility	—	—	—
Obligations under leases	420	520	2,112
Accrued interests	3	3	1
Other financial loans and borrowings	24	7	7
Bank overdrafts	—	—	—
TOTAL	1,834	1,848	3,226

Other loans and borrowings - Non current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,279	2,645	1,540
Development loans with participation feature	—	—	—
Renewable credit facility	—	—	—
Obligations under leases	1,469	1,381	10,169
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
Bank overdrafts	—	—	—
TOTAL	6,978	7,255	14,939

12.	LOANS AND BORROWINGS (continued)

The line item “obligations and leases” is impacted by the adoption of IFRS 16. See Note 4.7 “Leases”.

12.2.1.	Refundable and conditional advances

General overview

From 2006 to 2010, the Company received conditional advances from BPI France. Advances are subject to no or low interest rates and are intended to finance research programs described in Note 3.19.1, "Government grants". The following table summarizes advances outstanding at December 31, 2019, 2018 and 2017

		Total				Net book
Refundable and conditional advances - general overview	Grant	amount			Effects of	value
(in € thousands)	date	allocated	Receipts	Repayments	discounting	12/31/2019
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

						Net book
		Total				value as of
Refundable and conditional advances—general overview		amount			Effects of	December 31,
(in thousands of euros)	Grant date	allocated	Receipts	Repayments	discounting	2018
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL						3,229

12.	LOANS AND BORROWINGS (continued)

						Net book
Refundable and conditional		Total				value as of
advances—general overview		amount			Effects of	December 31,
(in € thousands)	Grant date	allocated	Receipts	Repayments	discounting	2017
BPI FRANCE—IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
BPI FRANCE—ADVANCE N°1—OLNORME II—1	11/24/2010	250	200	(134)	(2)	64
BPI FRANCE—ADVANCE N°2—OLNORME II—2	11/24/2010	250	200	(134)	(2)	64
BPI FRANCE—ADVANCE N°3—OLNORME II—3	11/24/2010	200	160	(108)	(2)	51
Research of pharmaceutical entities in plant extracts for the treatment of inflammatory diseases
TOTAL						3,407

Receipts and repayments of refundable and conditional advances

During the years ended December 31, 2017 and 2018, the Group repaid €166 and €183, respectively, of refundable and conditional advances.

12.	LOANS AND BORROWINGS (continued)

Main terms of the contracts

BPI FRANCE IT-DIAB

On December 23, 2008, the Group received an advance from BPI France (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.

The conditional advance is not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.

BPI FRANCE ADVANCE N°1— OLNORME II—1	These non-interest bearing advances are repayable in full (at 100% of their nominal amount) in the event of technical and/or commercial success.

The balance of these advances (in an amount of €66) were reimbursed during 2018.

BPI FRANCE ADVANCE N°2— OLNORME II—2	These non-interest bearing advances are repayable in full (at 100% of their nominal amount) in the event of technical and/or commercial success.

The balance of these advances (in an amount of €66) were reimbursed during 2018.

BPI FRANCE ADVANCE N°3— OLNORME II—3	These non-interest bearing advances are repayable in full (at 100% of their nominal amount) in the event of technical and/or commercial success.

The balance of these advances (in an amount of €52) were reimbursed during 2018.

12.	LOANS AND BORROWINGS (continued)
12.2.2.	Bank loans

Bank loans are primarily used to finance research and laboratory equipment. Bank loans consisted of the following as of December 31, 2017:

				Available		Outstanding
				as of		as of
Bank loans	Loan	Facility	Interest	December 31,		December 31,
(in € thousands)	date	size	rate	2017	Installments	2017
CIC 5	July 2017	1,000	0.69%	500	60 monthly	451
CDN 4	June 2017	600	0.36%	—	48 monthly	525
BNP 4	April 2017	800	0.87%	800	60 monthly	—
CIC 4	December 2016	264.6	0.69%	—	60 monthly	217
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	945
NEUFLIZE 2	June 2016	500	1.10%	—	12 quarterly	252
BNP 2	June 2016	500	0.80%	—	20 quarterly	377
CDN 3	April 2016	500	0.72%	—	60 monthly	335
CIC 3	March 2015	500	0.85%	—	16 quarterly	158
BNP	December 2014	500	2.00%	—	20 quarterly	205
Other						23
TOTAL						3,488

Bank loans consisted of the following as of December 31, 2018:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2018/12/31	Installments	2018/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	490
CIC 5	July 2017	1000	0.69%	0	60 monthly	753
CDN 4	June 2017	600	0.36%	0	48 monthly	376
BNP 4	April 2017	800	0.87%	0	60 monthly	695
CIC 4	December 2016	265	0.69%	—	60 monthly	164
BNP 3	October 2016	1050	0.80%	0	20 quarterly	735
NEUFLIZE 2	June 2016	500	1.10%	0	12 quarterly	84
BNP 2	June 2016	500	0.80%	0	20 quarterly	277
CDN 3	April 2016	500	0.72%	—	60 monthly	236
CIC 3	March 2015	500	0.85%	0	16 quarterly	32
BNP	December 2014	500	2.00%	0	20 quarterly	103
Other						19
TOTAL						3,964

12.	LOANS AND BORROWINGS (continued)

Bank loans consisted of the following as of December 31, 2019:

				Available		Outstanding
Bank loans	Loan	Facility	Interest	As of		As of
(in € thousands)	date	size	rate	2019/12/31	Installments	2019/12/31
CDN 5	November 2018	500	0.46%	—	48 monthly	365
CIC 5	July 2017	1000	0.69%	0	60 monthly	554
CDN 4	June 2017	600	0.36%	0	48 monthly	226
BNP 4	April 2017	800	0.87%	0	60 monthly	537
CIC 4	December 2016	265	0.69%	—	60 monthly	111
BNP 3	October 2016	1050	0.80%	0	20 quarterly	525
NEUFLIZE 2	June 2016	500	1.10%	0	12 quarterly	0
BNP 2	June 2016	500	0.80%	0	20 quarterly	177
CDN 3	April 2016	500	0.72%	—	60 monthly	135
CIC 3	March 2015	500	0.85%	0	16 quarterly	0
BNP	December 2014	500	2.00%	0	20 quarterly	0
Other						14
TOTAL						2,645

12.3.	Development agreements with participation feature

In June 2010, BPI France granted the Company a development agreement with participation feature amounting to €2.3 million over a 7-year period with a fixed interest rate of 4.46%. No repayment of principal was scheduled during the first two years.

The loan agreement has a provision applicable during the reimbursement period which provides for additional remuneration to BPI France depending on whether the Company had industrial income. This additional remuneration amounts to 0.2294% of sales. However, this loan was repaid in its entirety in June 2017.

12.	LOANS AND BORROWINGS (continued)
12.4.	Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2019/12/31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	165,454	1,312	—	164,142	—	—	—
Bank loans	2,645	1,105	942	544	54	—	—
Development loans with participation feature	—	—	—	—	—	—	—
Renewable credit facility	—	—	—	—	—	—	—
Leases	12,281	2,112	2,118	1,575	1,151	1,103	4,223
Accrued interests	1	1	—	—	—	—	—
Other financial loans and borrowings	7	7	—	—	—	—	—
Bank overdrafts	—	—	—	—	—	—	—
TOTAL - Other loans and borrowings	180,390	4,539	3,060	166,260	1,205	1,103	4,223
TOTAL	183,619	4,539	3,060	166,260	1,205	1,103	7,452

The convertible bond results in the payment of yearly interest of €6,300 and a reimbursement at par in October 2022. The nominal amount of the convertible loan of €180 million  is due in less than 3 years.